Listing Related Expenses	12 Months Ended
Dec. 31, 2022
Listing Related Expenses [Abstract]
LISTING RELATED EXPENSES
25.	LISTING RELATED EXPENSES

Transaction costs incurred by the Group during 2020 mainly consist of professional fees (legal, accounting, etc.) and other miscellaneous cost that are directly related to the listing transaction.

Transaction costs amounting to USD 3,366 thousand were charged to the consolidated statement of income for the year ended 31 December 2020.